Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands				1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 14, 2023	Jan. 03, 2023	Dec. 27, 2022	Nov. 30, 2023	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Loss Contingencies [Line Items]
Legal settlement in accrued expenses						$ 150		$ 150		$ 0
Rent expense						8	$ 8	16	$ 16	32	$ 32
Upfront payment liability						$ 100		$ 100		$ 0
Scenario Forecast [Member]
Loss Contingencies [Line Items]
Litigation settlement expense				$ 50	$ 50
Subsequent Event [Member]
Loss Contingencies [Line Items]
Litigation settlement expense	$ 50
License Agreement [Member]
Loss Contingencies [Line Items]
Proceeds from milestone payment to be received			$ 450
Agreement term			3 years
License Agreement [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Proceeds from upfront payment		$ 100
Nonrefundable upfront payment		100
License and Distribution Agreement [Member]
Loss Contingencies [Line Items]
Proceeds from upfront payment		100
Nonrefundable upfront payment		$ 100
Proceeds from milestone payment to be received			$ 450
Agreement term			3 years
F D A Approval [Member] | License Agreement [Member]
Loss Contingencies [Line Items]
Proceeds from milestone payment to be received			$ 350
F D A Approval [Member] | License and Distribution Agreement [Member]
Loss Contingencies [Line Items]
Proceeds from milestone payment to be received			$ 350